Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2020	2021	2022
Interest on long-term debt	$668,152	$2,028,676	$7,535,258
Interest on long-term debt – related party (Note 3 (c))	305,000	204,167	—
Interest on convertible debt – non cash	57,773	—	—
Amortization and write-off of deferred finance charges	599,087	414,629	850,244
Amortization and write-off of convertible notes beneficial conversion features	532,437	—	—
Other finance charges	27,128	207,526	198,552
Total	$2,189,577	$2,854,998	$8,584,054